Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Investments:
Available-for-sale, at fair value		$ 98,805,288	$ 87,546,971
Trading at Fair Value		36,219	37,051
Held to maturity, at amortized cost			28
Mortgage loans on real estate		11,761,939	10,351,741
Derivative assets		1,388,190	1,059,031
Loans to affiliates		39,120	39,120
Policy loans		184,409	171,012
Equity securities:
Available-for-sale, at fair value		271,909	320,166
Fair value option and trading, at fair value		314,370	317,493
Other invested assets		382,154	357,210
Total investments		113,183,598	100,199,823
Cash and cash equivalents		1,507,360	1,219,984
Accrued investment income		1,096,862	1,095,038
Receivables		410,296	566,088
Reinsurance and investment contract recoverables		5,295,486	4,687,918
Deferred acquisition costs		3,850,840	5,246,343
Net deferred tax asset		0	388,009
Collateral held from securities lending agreements		2,657,046	2,561,219
Other assets		1,988,685	1,891,717
Assets, exclusive of separate account assets		129,990,173	117,856,139
Separate account assets		28,192,877	27,733,261
Total assets		158,183,050	145,589,400
Policyholder liabilities:
Account balances and future policy benefit reserves		115,774,156	105,354,460
Policy and contract claims		696,697	620,743
Unearned premiums		98,272	145,335
Other policyholder funds		268,649	275,262
Total policyholder liabilities		116,837,774	106,395,800
Derivative liabilities		915,147	635,634
Mortgage notes payable		68,628	76,916
Net deferred tax liability		176,416	0
Other liabilities		4,032,502	3,673,122
Liabilities, exclusive of separate account liabilities		122,030,467	110,781,472
Separate account liabilities	[1]	28,192,877	27,733,261
Total liabilities		150,223,344	138,514,733
Stockholder's equity:
Common stock		20,000	20,000
Additional paid-in capital		4,053,371	4,053,371
Retained earnings		1,763,078	1,829,115
Accumulated other comprehensive income, net of tax		2,104,354	1,153,278
Total stockholder's equity		7,959,706	7,074,667
Total liabilities and stockholder's equity		158,183,050	145,589,400
Class A, Series A preferred stock
Stockholder's equity:
Preferred stock, value		8,909	8,909
Class A, Series B preferred stock
Stockholder's equity:
Preferred stock, value		$ 9,994	$ 9,994

[1]	The previously issued 2016 Consolidated Financial Statements improperly disclosed COLI and Separate account liabilities as financial instruments measured at fair value on a recurring basis. These financial instruments have been corrected in the above table to conform with current year presentation as they are carried at other than fair value.